Revenues from continuing operations	6 Months Ended
Jun. 30, 2020
Revenue [Abstract]
Revenues from continuing operations
12.	Revenues from continuing operations

	Quarters ended June 30,		Six months ended June 30,
	2020	2019	2020	2019
Revenues from the sale of goods	$504	$728	$1,405	$2,926
Other revenues	36	34	238	100
	$540	$762	$1,643	$3,026